Financial instruments (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 14,851	SFr 16,545
Transfers in, net assets/liabilities	5,711	3,785
Transfers out, net assets/liabilities	(1,953)	(4,048)
Purchases, net assets/liabilities	13,725	19,766
Sales, net assets/liabilities	(14,100)	(20,632)
Issuances, net assets/liabilities	(3,385)	(2,981)
Settlements, net assets/liabilities	(337)	(795)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(75)	(133)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	752	1,831
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	58	(3)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(331)	168
Foreign currency translation impact, net assets/liabilities	(810)	1,348
Balance at beginning of period, net assets/liabilities	14,106	14,851
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	14,844	16,541
Transfers in, net assets/liabilities	5,711	3,785
Transfers out, net assets/liabilities	(1,955)	(4,048)
Purchases, net assets/liabilities	13,685	19,719
Sales, net assets/liabilities	(14,057)	(20,593)
Issuances, net assets/liabilities	(3,385)	(2,979)
Settlements, net assets/liabilities	(338)	(795)
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(75)	(133)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	752	1,831
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	58	(3)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(328)	173
Foreign currency translation impact, net assets/liabilities	(808)	1,346
Balance at beginning of period, net assets/liabilities	SFr 14,104	SFr 14,844